CAPITAL STRUCTURE (Details Narrative) - USD ($)						1 Months Ended									3 Months Ended		12 Months Ended
	Dec. 08, 2021	Aug. 04, 2021	Jul. 19, 2021	Feb. 05, 2021	Jul. 13, 2020	Feb. 28, 2022	Dec. 29, 2021	Sep. 15, 2021	Jun. 23, 2021	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 03, 2022	Dec. 21, 2021	Jul. 13, 2021	Oct. 29, 2020
Preferred stock, shares authorized															100,000,000		100,000,000	100
Restricted shares of Common stock															1,800,000	1,800,000
Stock earned per month															200,000	200,000
Retained agreement descriptions															The shares were valued on the date of the agreement at $3.28 per share or $5,904,000, which was be amortized over the term of the agreement.
Expenses during Consulting Agreement															$ 0	$ 1,189,451
Conversion of Debt															1,190,000		$ 550,144
Extinguishment of debt															216,580		$ 124,711
Gain Extinguishment of debt															$ 216,580
Fair value per share															$ 4.09
Issue shares of common stock															829,471
Cashless exercise warrants															2,748,797
Common stock, shares authorized															300,000,000		100,000,000	300,000,000
Common stock, shares issued															18,611,980		17,544,509	13,485,128
Common stock, shares outstanding															18,224,556		17,157,085	13,069,800
Equity increase related to the extinguishment of debt																2,564,363
Gain on extinguishment of debt															$ 1,004,124	$ 445,636
Series A preferred stock															5,452,300		$ 0	$ 0
Cancellation of treasury shares								57,120
Extinguishment of debt																	$ 2,564,363
Cancellation of treasury shares, value								$ 171,360
Common stock, shares issued																	17,544,509	13,485,128
Common stock shares authorized																	300,000,000	300,000,000
Stock-based compensation																	$ 5,904,000
Stock-based compensation, shares earned																1,800,000
Capital contribution																	$ 959,025
Stock held in treasury, value				$ 250,000										$ 40,000
Share price				$ 3.85
Deemed dividend on warrants															(5,788,493)
Preferred stock, shares issued																	0	0
Additional paid-in capital															40,648,106		$ 39,675,753	$ 14,333,285
Gain on extinguishment of debt															$ 1,004,124	$ 445,636	(606,667)	(942,029)
Debt Exchange Agreements
Capital contribution																	10
Principal amount									$ 3,000,000
Exchange rate									$ 6.00
Increase in equity	$ 750,000																1,000,000
Derivative liability[Member]
Additional paid-in capital																	$ 284,169
Series A Preferred Stock [Member]
Preferred stock, shares authorized															6,000,000		6,000,000
Preferred stock, Liquidation Preference															6,000,000
Preferred stock, shares issued															6,000		0
Private Placement [Member]
Extinguishment of debt																			$ 0
Private Placement [Member] | Series A Preferred Stock [Member]
Sales of shares						6,000
Warrants						2,000,000
Aggregate gross proceeds warrants						$ 6,000,000
Warrants, Description						The Warrants are exercisable to purchase shares of common stock at $3.30 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants.
Warrants Black-Scholes option pricing model , Description						The warrants were valued using the Black-Scholes option pricing model with the following terms: a) exercise price of $3.30, b) common stock fair value of $3.42, c) volatility of 118%, d) discount rate of $1.71%, and e) dividend rate of 0%.
Additional value of Warrants						2,000,000
Deemed dividend on warrants															$ (5,788,493)
Debt Conversions [Member]
Capital contribution															$ 973,420		$ 550,144
Shares issued				781,819											238,000		213,382
Common Stock
Extinguishment of debt																	$ 1,314,117
Share price																				$ 2.58
Stock Purchase Agreement [Member] | Shareholder [Member] | Sepetember [Member]
Common stock, shares purchased												10,000
Common stock, purchase price												$ 4.00
Aggregate common stock value												$ 40,000
Payment made against shares purchased																		40,000
Stock Purchase Agreement [Member] | Shareholder [Member] | December [Member]
Common stock, shares purchased							94,216
Common stock, purchase price							$ 4.00
Aggregate common stock value							$ 376,863
Stock Purchase Agreement [Member] | Shareholder [Member] | July [Member]
Common stock, shares purchased														10,000
Common stock, purchase price														$ 4.00
Aggregate common stock value														$ 40,000
Payment made against shares purchased																		40,000
Stock Purchase Agreement [Member] | Shareholder [Member] | August [Member]
Common stock, shares purchased													10,000
Common stock, purchase price													$ 4.00
Aggregate common stock value													$ 40,000
Payment made against shares purchased																		40,000
Stock Purchase Agreement [Member] | Shareholder [Member] | October [Member]
Common stock, shares purchased											10,000
Common stock, purchase price											$ 4.00
Aggregate common stock value											$ 40,000
Payment made against shares purchased																		40,000
Stock Purchase Agreement [Member] | Shareholder [Member] | November [Member]
Common stock, shares purchased										10,000
Common stock, purchase price										$ 4.00
Aggregate common stock value										$ 40,000
Payment made against shares purchased																		$ 40,000
Stock Purchase Agreement [Member] | Shareholder [Member] | February [Member]
Stock held in treasury, value				$ 250,000
Share price				$ 3.85
Treasury stock sell				65,000
Debt Exchange Agreement [Member]
Common stock, shares issued		321,300																				259,741
Share issued price per share																						$ 3.85
Debt Exchange Agreement [Member] | Chief Executive Officer [Member]
Aggregate common stock value	750,000
Principal amount	$ 125,000		$ 1,250,000	$ 3,010,000					$ 3,000,000												$ 1,000,000
Exchange rate	$ 6.00		$ 6.00
Increase in equity																	1,250,000
Exchange share of common stock			208,333
Share issued price per share	3.44		$ 4.30	$ 3.28					$ 5.00												$ 4.30
Debt Exchange Agreement [Member] | Lender [Member]
Shares issued				781,819
Principal amount		$ 1,606,500		$ 3,010,000					$ 3,000,000												$ 1,000,000
Exchange rate	$ 6.00	$ 5.00		$ 3.85					$ 6.00												$ 6.00
Exchange share of common stock	750,000				166,667				500,000
Share issued price per share		$ 4.09		$ 3.28					$ 5.00												$ 4.03
Increase in equity		$ 1,314,117		$ 455,636													3,000,000
Gain on extinguishment of debt																	$ 445,636